Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Payable to franchisees	¥ 224,856,300	$ 30,805,187	¥ 210,052,467
VAT and tax surcharges	145,223,158	19,895,491	129,067,113
Construction payable	24,117,141	3,304,035	22,211,219
Deposits payable	29,756,957	4,076,686	24,759,270
Payable for business combination and asset acquisitions	10,972,875	1,503,278	13,743,026
Others	46,983,860	6,436,762	59,999,622
Total	¥ 481,910,291	$ 66,021,439	¥ 459,832,717